Investment in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Castel [member]
Disclosure of associates [line items]
Beginning balance	$ 2,793
Combination with SAB		$ 2,932
Dividends received	(23)
Share of results of associates	354	18
Effect of movements in foreign exchange	356	(158)
Ending balance	3,480	2,793
Efes [member]
Disclosure of associates [line items]
Beginning balance	750
Combination with SAB		895
Share of results of associates	(2)	(27)
Effect of movements in foreign exchange	(54)	(119)
Ending balance	$ 694	$ 750